Note 23 - Other liabilities	12 Months Ended
Dec. 31, 2024
Note 23 - Other liabilities
Note 23 - Other liabilities

23    Other liabilities

(i) Other liabilities – Non-current

	Year ended December 31,
	2024	2023
Post-employment benefits	131,564	117,506
Other long-term benefits	101,260	91,435
Miscellaneous	68,927	62,327
	301,751	271,268

Post-employment benefits

	Year ended December 31,
	2024	2023
Unfunded	129,032	112,532
Funded	2,532	4,974
	131,564	117,506

At December 31, 2024 and 2023 the weighted average duration of liabilities related to post-employment benefits was 7 and 6 years, respectively.

  Unfunded
	Year ended December 31,
	2024	2023
Values at the beginning of the year	112,532	103,822
Current service cost	7,206	6,537
Interest cost	14,692	11,707
Curtailments and settlements	(131)	(675)
Remeasurements (*)	7,506	8,899
Translation differences	(6,865)	(12,687)
Increase due to business combinations (**)	-	4,531
Benefits paid from the plan	(8,345)	(8,762)
Other	2,437	(840)
At the end of the year	129,032	112,532

(*) For the year 2024 a loss of $1.6 million is attributable to demographic assumptions and a loss of $5.9 million to financial assumptions.

For the year 2023 a loss of $0.6 million is attributable to demographic assumptions and a loss of $8.3 million to financial assumptions.

(**) For the year 2024, related to Mattr’s pipe coating business unit acquisition. For more information see note 34.

For the year 2023, related to the GPC, Isoplus anticorrosion coating division and Mattr’s pipe coating business unit acquisitions.

The actuarial assumptions for the most relevant plans were as follows:

	Year ended December 31,
	2024	2023
Discount rate	3% - 8%	3% - 7%
Rate of compensation increase	2% - 6%	2% - 5%

As of December 31, 2024, an increase / (decrease) of 1% in the discount rate assumption of the main plans would have generated a (decrease) / increase on the defined benefit obligation of $6.6 million and $5.7 million respectively, and an increase / (decrease) of 1% in the rate of compensation assumption of the main plans would have generated an increase / (decrease) impact on the defined benefit obligation of $4.3 million and $4.8 million respectively. The above sensitivity analyses are based on a change in discount rate and rate of compensation while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated.

  Funded

The amounts recognized in the statement of financial position for the current annual period and the previous annual period are as follows:

	Year ended December 31,
	2024	2023
Present value of funded obligations	91,698	123,234
Fair value of plan assets	(102,653)	(134,052)
Asset (*)	(10,955)	(10,818)

(*) In 2024 and 2023, $13.5 million and $15.8 million corresponding to plans with surplus balances that were reclassified within other non-current assets, respectively, consequently the net post-employment benefits funded exposed as liabilities amounted to $2.5 million and $5.0 million respectively.

The movement in the present value of funded obligations is as follows:

	Year ended December 31,
	2024	2023
At the beginning of the year	123,234	116,617
Translation differences	(5,627)	1,940
Current service cost	176	-
Interest cost	5,424	5,715
Remeasurements (*)	(182)	2,142
Increase due to business combinations (**)	-	4,708
Benefits paid	(8,300)	(8,459)
Other	(23,027)	571
At the end of the year	91,698	123,234

(*) For the year 2024 a loss of $0.1 million is attributable to demographic assumptions and a loss of $0.1 million to financial assumptions.

For the year 2023 a loss of $0.9 million is attributable to demographic assumptions and a loss of $1.3 million to financial assumptions.

(**) For the years 2024 and 2023, related to Mattr’s pipe coating business unit acquisition. For more information see note 34.

The movement in the fair value of plan assets is as follows:

	Year ended December 31,
	2024	2023
At the beginning of the year	(134,052)	(126,842)
Translation differences	7,047	(1,897)
Return on plan assets	(6,010)	(6,121)
Remeasurements	(302)	(4,225)
Increase due to business combinations (*)	-	(3,903)
Contributions paid to the plan	(1,269)	-
Benefits paid from the plan	8,300	8,459
Other	23,633	477
At the end of the year	(102,653)	(134,052)

(*) For the years 2024 and 2023, related to Mattr’s pipe coating business unit acquisition. For more information see note 34.

The major categories of plan assets as a percentage of total plan assets are as follows:

	Year ended December 31,
	2024	2023
Equity instruments	3%	18%
Debt instruments	60%	33%
Others (*)	37%	49%

(*) For the years 2024 and 2023, mainly include annuities purchased from an insurance company for the benefit of current and future retirees.

There are no unusual, entity-specific, or plan-specific risks in terms of the plan assets of funded pension plans.

The actuarial assumptions for the most relevant plans were as follows:

	Year ended December 31,
	2024	2023
Discount rate	5% - 6%	5% - 5%
Rate of compensation increase	3% - 3%	0% - 3%

The expected return on plan assets is determined by considering the expected returns available on the assets underlying the current investment policy. Expected return on plan assets is determined based on long-term, prospective rates of return as of the end of the reporting period.

As of December 31, 2024, an increase / (decrease) of 1% in the discount rate assumption of the main plans would have generated a (decrease) / increase on the defined benefit obligation of $8.8 million and $7.4 million respectively, and an increase / (decrease) of 1% in the compensation rate assumption of the main plans would have generated an increase / (decrease) on the defined benefit obligation of $0.6 million and $0.7 million respectively. The above sensitivity analyses are based on a change in discount rate and rate of compensation while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated.

The expected employer contributions for the year 2025 are not material.

The methods and types of assumptions used in preparing the sensitivity analyses did not change compared to the previous period.

(ii) Other liabilities – Current

	Year ended December 31,
	2024	2023
Payroll and social security payable	270,016	301,213
Shares to be settled under buyback program	243,264	86,240
Miscellaneous	72,495	35,192
	585,775	422,645